Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	4-11 years
Office equipment	5 years
Motor vehicles	5 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	6.4 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	5.2 years
Customer relationships *	9.5 years
Supplier relationships *	8.9 years
Licenses *	15 years
Trade Name *	15.1 years
Platform software *	5 years
Non-compete agreement *	5.1 years
Internal use software	1.6 years
Property management relationship *	9 years

*	Acquired in the acquisitions of subsidiaries (Note 4).

Interest Expense

As a result of total interest costs capitalized during the period, the interest expense for the year ended December 31, 2012, 2013 and 2014, was as follows:

	2012	2013	2014
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	—	69,785	130,355	21,009
Interest expense on bank and other borrowings	17,807	43,839	66,699	10,750
Interest expense on capital lease	5,287	31,863	40,849	6,584

Total interest costs	23,094	145,487	237,903	38,343

Less: Total interest costs capitalized	(11,718)	(8,712)	(5,883)	(948)

Interest expense, net	11,376	136,775	232,020	37,395